Meridian Contrarian Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Shares	Value
Common Stocks - 95.1%
Communication Services - 1.5%
Interactive Media & Services - 1.5%
Cars.com, Inc.[1]	521,000	$8,731,960
Total Communication Services		8,731,960
Consumer Discretionary - 10.1%
Automobile Components - 0.5%
Fox Factory Holding Corp.[1]	69,000	2,863,500
Hotels, Restaurants & Leisure - 5.1%
Bowlero Corp. Class A2	781,803	9,178,367
PlayAGS, Inc.[1]	493,622	5,622,355
Sweetgreen, Inc. Class A1	412,000	14,605,400
		29,406,122
Specialty Retail - 2.2%
Aritzia, Inc. (Canada)[1]	346,416	12,795,741
Textiles, Apparel & Luxury Goods - 2.3%
Levi Strauss & Co. Class A	321,000	6,997,800
VF Corp.[2]	327,000	6,523,650
		13,521,450
Total Consumer Discretionary		58,586,813
Consumer Staples - 4.0%
Food Products - 2.0%
Lancaster Colony Corp.	17,000	3,001,690
Seaboard Corp.	2,800	8,783,600
		11,785,290
Personal Care Products - 2.0%
Honest Co., Inc. (The)[1]	3,163,968	11,295,366
Total Consumer Staples		23,080,656
Energy - 6.7%
Oil, Gas & Consumable Fuels - 6.7%
APA Corp.	302,125	7,389,977
California Resources Corp.	278,000	14,586,660
Cameco Corp. (Canada)	356,289	17,016,363
Total Energy		38,993,000
Financials - 11.1%
Banks - 5.3%
First Citizens BancShares, Inc. Class A	11,495	21,161,720
Texas Capital Bancshares, Inc.[1]	136,000	9,718,560
		30,880,280
Capital Markets - 1.3%
LPL Financial Holdings, Inc.	33,256	7,736,343
Insurance - 4.5%
Axis Capital Holdings Ltd.	222,000	17,673,420
	Shares	Value
Universal Insurance Holdings, Inc.	390,000	$8,642,400
		26,315,820
Total Financials		64,932,443
Health Care - 10.9%
Biotechnology - 3.2%
Legend Biotech Corp. ADR[1]	190,821	9,298,708
ORIC Pharmaceuticals, Inc.[1,2]	370,000	3,792,500
SpringWorks Therapeutics, Inc.[1]	82,000	2,627,280
Zenas Biopharma, Inc. Acquisition Date: 5/3/24, Cost $1,999,984[1,3,4]	133,812	1,924,484
Zenas Biopharma, Inc.[1]	50,000	846,000
		18,488,972
Health Care Equipment & Supplies - 2.3%
Envista Holdings Corp.[1]	231,000	4,564,560
QuidelOrtho Corp.[1]	189,000	8,618,400
		13,182,960
Health Care Providers & Services - 2.8%
Tenet Healthcare Corp.[1]	99,857	16,596,233
Pharmaceuticals - 2.6%
Perrigo Co. Plc	588,855	15,445,667
Total Health Care		63,713,832
Industrials - 19.3%
Aerospace & Defense - 2.5%
BWX Technologies, Inc.	135,223	14,698,740
Building Products - 1.5%
Hayward Holdings, Inc.[1]	592,000	9,081,280
Commercial Services & Supplies - 2.2%
ACV Auctions, Inc. Class A1	375,000	7,623,750
VSE Corp.[2]	60,000	4,963,800
		12,587,550
Electrical Equipment - 2.3%
American Superconductor Corp.[1]	205,432	4,848,195
Regal Rexnord Corp.	51,241	8,499,857
		13,348,052
Ground Transportation - 2.6%
Knight-Swift Transportation Holdings, Inc.	177,813	9,593,012
U-Haul Holding Co.[1,2]	75,800	5,872,984
		15,465,996
Machinery - 2.9%
Kornit Digital Ltd. (Israel)[1]	373,000	9,636,455
Toro Co. (The)	81,493	7,067,888
		16,704,343

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)
	Shares	Value
Professional Services - 4.8%
CACI International, Inc. Class A1	47,000	$23,714,320
Planet Labs PBC[1]	1,816,000	4,049,680
		27,764,000
Trading Companies & Distributors - 0.5%
Core & Main, Inc. Class A1	70,000	3,108,000
Total Industrials		112,757,961
Information Technology - 13.0%
Electronic Equipment, Instruments & Components - 4.5%
Mirion Technologies, Inc.[1]	891,000	9,863,370
nLight, Inc.[1]	360,000	3,848,400
Trimble, Inc.[1]	197,156	12,241,416
		25,953,186
Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc.[1]	63,000	10,337,040
Ambarella, Inc.[1]	85,000	4,794,425
CEVA, Inc.[1]	85,000	2,052,750
Navitas Semiconductor Corp.[1,2]	2,094,000	5,130,300
SMART Global Holdings, Inc.[1,2]	670,000	14,036,500
		36,351,015
Software - 2.3%
Adeia, Inc.	509,000	6,062,190
BlackBerry Ltd. (Canada)[1,2]	1,780,000	4,663,600
LiveRamp Holdings, Inc.[1]	115,314	2,857,481
		13,583,271
Total Information Technology		75,887,472
Materials - 6.4%
Chemicals - 0.1%
Orion S.A. (Germany)	50,000	890,500
Containers & Packaging - 3.4%
Crown Holdings, Inc.	129,642	12,430,075
Ranpak Holdings Corp.[1]	1,130,000	7,378,900
		19,808,975
Metals & Mining - 2.9%
Constellium SE1	528,913	8,600,125
New Gold, Inc. (Canada)[1]	1,662,000	4,786,560
Radius Recycling, Inc.	186,000	3,448,440
		16,835,125
Total Materials		37,534,600
Real Estate - 6.0%
Diversified REITs - 1.7%
Alexander & Baldwin, Inc.	510,000	9,792,000
Real Estate Management & Development - 1.0%
DigitalBridge Group, Inc.	435,750	6,157,147
	Shares	Value
Specialized REITs - 3.3%
VICI Properties, Inc.	571,000	$19,020,010
Total Real Estate		34,969,157
Utilities - 6.1%
Electric Utilities - 2.5%
Evergy, Inc.	237,000	14,696,370
Independent Power & Renewable Electricity Producers - 3.6%
Brookfield Renewable Corp. Class A2	636,800	20,797,888
Total Utilities		35,494,258
Total Common Stocks - 95.1% (Cost $400,629,257)		554,682,152
Warrants - 0.0%
Information Technology - 0.0%
Software - 0.0%
KLDiscovery, Inc., Strike Price $11.50, Expires 12/19/24[1]	450,000	450
Total Information Technology		450
Total Warrants - 0.0% (Cost $250,695)		450
Preferred Stocks - 0.0%
Information Technology - 0.0%
Software - 0.0%
Casters Holdings, Inc. dba Fyllo Compliance Cloud Series C Acquisition Date: 10/25/21, Cost $3,000,000[1,3,4]	2,821,405	28,214
Fyllo Series C-2 Shares Acquisition Date: 10/21/22, Cost $3,000,000[1,3,4]	2,272,727	22,727
Fyllo Series C-3 Acquisition Date: 12/20/23, Cost $250,000[1,3,4]	2,158,895	21,589
Total Information Technology		72,530
Total Preferred Stocks - 0.0% (Cost $6,250,000)		72,530
Rights - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Albireo Pharma, Inc. CVR[1,4]	150,750	355,770
Total Health Care		355,770
Total Rights - 0.1% (Cost $0)		355,770

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)
	Shares/ Principal Amount	Value
Short-Term Investments - 8.8%
Money Market Funds - 4.9%
Goldman Sachs Financial Square Government Fund, Institutional Class, 4.84% (Cost $28,625,670)	28,625,670	$28,625,670
Repurchase Agreements - 3.9%[5]
Citigroup Global Markets, Inc., dated 9/30/24, due 10/1/24, 4.87% total to be received $5,477,484 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.50%, 11/19/24 - 9/15/59, totaling $5,586,278)	$5,476,743	5,476,743
Daiwa Capital Markets America, Inc., dated 9/30/24, due 10/1/24, 4.90% total to be received $5,257,541 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.50%, 4/17/25 - 10/1/54, totaling $5,361,962)	5,256,825	5,256,825
HSBC Securities, Inc., dated 9/30/24, due 10/1/24, 4.86% total to be received $5,477,482 (collateralized by various U.S. Government Sponsored Agency, 1.50% - 7.50%, 8/1/31 - 5/1/58, totaling $5,586,278)	5,476,743	5,476,743
	Shares/ Principal Amount	Value
National Bank Financial, Inc., dated 9/30/24, due 10/1/24, 4.90% total to be received $5,477,488 (collateralized by various U.S. Treasury Obligations, 0.38% - 5.00%, 10/1/24 - 9/9/49, totaling $5,586,278)	$5,476,743	$5,476,743
Santander U.S. Capital Markets LLC, dated 9/30/24, due 10/1/24, 4.90% total to be received $1,228,357 (collateralized by various U.S. Government Sponsored Agency, 1.50% - 7.13%, 5/25/25 - 6/20/69, totaling $1,252,754)	1,228,190	1,228,190
Total Repurchase Agreements (Cost $22,915,244)		22,915,244
Total Short-Term Investments - 8.8% (Cost $51,540,914)		51,540,914
Total Investments - 104.0% (Cost $458,670,866)		606,651,816
Liabilities in Excess of Other Assets - (4.0)%		(23,358,248)
Net Assets - 100.0%		$583,293,568

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)
ADR—American Depositary Receipt
CVR—Contingent Value Rights
PBC—Public Benefit Corporation
Plc—Public Limited Company
S.A.—Société Anonyme is the French term for a public limited company
SE—Societas Europaea is the Latin term for a public limited liability company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at September 30, 2024. Total value of such securities at period-end amounts to $31,415,922 and represents 5.39% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $1,997,014 and represents 0.34% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Cash collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	4	www.arrowmarkpartners.com/meridian/